Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayments and Other Assets	Prepaid expenses and other assets consist of the following:
	As of December 31,
	2022	2023
Advance for deferred cost of Business Combination	$2,685,000	$-
Directors and officers liability insurance	-	767,452
Deductible input VAT	232,751	284,015
Prepaid expenses	99,629	104,363
Others	118,526	134,601
Total prepaid expenses and other assets	$3,135,906	$1,290,431
Less: Directors and officers liability insurance, non-current portion	-	613,962
Prepaid expenses and other assets, current portion	$3,135,906	$676,469